Material Accounting Policies Information (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
Summary of Significant Accounting Policies [Line Items]
Net loss	RM (5,150,005)	$ (1,150,711)	RM 7,147,068	RM 3,943,506
Top of Range [Member]
Summary of Significant Accounting Policies [Line Items]
Working capital deficit | RM	RM 10,182,729
Credit term	90 days	90 days
Bottom of Range [Member]
Summary of Significant Accounting Policies [Line Items]
Working capital deficit | $		$ 2,275,216
Credit term	30 days	30 days
USD [Member]
Summary of Significant Accounting Policies [Line Items]
Average rate	1	1
USD [Member] | Bank Negara Malaysia [Member]
Summary of Significant Accounting Policies [Line Items]
Published foreign exchange rate	1	1
RM [Member]
Summary of Significant Accounting Policies [Line Items]
Average rate	4.57115	4.57115
RM [Member] | Bank Negara Malaysia [Member]
Summary of Significant Accounting Policies [Line Items]
Published foreign exchange rate	4.4755	4.4755